FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - Amortized cost - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Financial liabilities by category
Financial liabilities	$ 421,706,288	$ 308,541,402
Trade and other payables
Financial liabilities by category
Financial liabilities	147,692,271	125,849,620
Borrowings
Financial liabilities by category
Financial liabilities	175,951,280	145,478,637
Convertible notes
Financial liabilities by category
Financial liabilities	74,161,086	12,559,071
Lease liability
Financial liabilities by category
Financial liabilities	13,794,778	11,751,284
Consideration for acquisition of assets
Financial liabilities by category
Financial liabilities	$ 10,106,873	$ 12,902,790